Shareholder Report, Holdings (Details)	Oct. 31, 2025
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.58%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares | Exhange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.21%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	11.21%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.58%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A | Exhange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.21%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	11.21%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.58%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C | Exhange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.21%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	11.21%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.58%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I | Exhange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.21%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	11.21%
Kotak India Equity Fund - Investor Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.49%
Kotak India Equity Fund - Investor Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.37%
Kotak India Equity Fund - Investor Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Kotak India Equity Fund - Investor Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.45%
Kotak India Equity Fund - Investor Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.18%
Kotak India Equity Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
Kotak India Equity Fund - Investor Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.06%
Kotak India Equity Fund - Investor Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.58%
Kotak India Equity Fund - Investor Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Kotak India Equity Fund - Investor Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Kotak India Equity Fund - Investor Shares | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.61%)
Kotak India Equity Fund - Investor Shares | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.73%
Kotak India Equity Fund - Investor Shares | Reliance Industries, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.06%
Kotak India Equity Fund - Investor Shares | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Kotak India Equity Fund - Investor Shares | Bharti Airtel, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Kotak India Equity Fund - Investor Shares | Cognizant Technology Solutions Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Kotak India Equity Fund - Investor Shares | Eternal, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.95%
Kotak India Equity Fund - Investor Shares | Bajaj Finance, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Kotak India Equity Fund - Investor Shares | InterGlobe Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Kotak India Equity Fund - Investor Shares | Max Healthcare Institute, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Kotak India Equity Fund - Investor Shares | Tech Mahindra, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Kotak India Equity Fund - Investor Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	48.63%
Kotak India Equity Fund - Class A | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.49%
Kotak India Equity Fund - Class A | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.37%
Kotak India Equity Fund - Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Kotak India Equity Fund - Class A | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.45%
Kotak India Equity Fund - Class A | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.18%
Kotak India Equity Fund - Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
Kotak India Equity Fund - Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.06%
Kotak India Equity Fund - Class A | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.58%
Kotak India Equity Fund - Class A | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Kotak India Equity Fund - Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Kotak India Equity Fund - Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.61%)
Kotak India Equity Fund - Class A | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.73%
Kotak India Equity Fund - Class A | Reliance Industries, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.06%
Kotak India Equity Fund - Class A | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Kotak India Equity Fund - Class A | Bharti Airtel, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Kotak India Equity Fund - Class A | Cognizant Technology Solutions Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Kotak India Equity Fund - Class A | Eternal, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.95%
Kotak India Equity Fund - Class A | Bajaj Finance, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Kotak India Equity Fund - Class A | InterGlobe Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Kotak India Equity Fund - Class A | Max Healthcare Institute, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Kotak India Equity Fund - Class A | Tech Mahindra, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Kotak India Equity Fund - Class A | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	48.63%
Kotak India Equity Fund - Class C | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.49%
Kotak India Equity Fund - Class C | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.37%
Kotak India Equity Fund - Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Kotak India Equity Fund - Class C | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.45%
Kotak India Equity Fund - Class C | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.18%
Kotak India Equity Fund - Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
Kotak India Equity Fund - Class C | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.06%
Kotak India Equity Fund - Class C | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.58%
Kotak India Equity Fund - Class C | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Kotak India Equity Fund - Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Kotak India Equity Fund - Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.61%)
Kotak India Equity Fund - Class C | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.73%
Kotak India Equity Fund - Class C | Reliance Industries, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.06%
Kotak India Equity Fund - Class C | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Kotak India Equity Fund - Class C | Bharti Airtel, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Kotak India Equity Fund - Class C | Cognizant Technology Solutions Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Kotak India Equity Fund - Class C | Eternal, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.95%
Kotak India Equity Fund - Class C | Bajaj Finance, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Kotak India Equity Fund - Class C | InterGlobe Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Kotak India Equity Fund - Class C | Max Healthcare Institute, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Kotak India Equity Fund - Class C | Tech Mahindra, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Kotak India Equity Fund - Class C | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	48.63%
Kotak India Equity Fund - Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.49%
Kotak India Equity Fund - Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.37%
Kotak India Equity Fund - Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Kotak India Equity Fund - Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.45%
Kotak India Equity Fund - Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.18%
Kotak India Equity Fund - Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
Kotak India Equity Fund - Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.06%
Kotak India Equity Fund - Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.58%
Kotak India Equity Fund - Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Kotak India Equity Fund - Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Kotak India Equity Fund - Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.61%)
Kotak India Equity Fund - Class I | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.73%
Kotak India Equity Fund - Class I | Reliance Industries, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.06%
Kotak India Equity Fund - Class I | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Kotak India Equity Fund - Class I | Bharti Airtel, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Kotak India Equity Fund - Class I | Cognizant Technology Solutions Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Kotak India Equity Fund - Class I | Eternal, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.95%
Kotak India Equity Fund - Class I | Bajaj Finance, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Kotak India Equity Fund - Class I | InterGlobe Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Kotak India Equity Fund - Class I | Max Healthcare Institute, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Kotak India Equity Fund - Class I | Tech Mahindra, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Kotak India Equity Fund - Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	48.63%
Kotak India Equity Fund - Class II | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.49%
Kotak India Equity Fund - Class II | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.37%
Kotak India Equity Fund - Class II | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Kotak India Equity Fund - Class II | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.45%
Kotak India Equity Fund - Class II | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.18%
Kotak India Equity Fund - Class II | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
Kotak India Equity Fund - Class II | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.06%
Kotak India Equity Fund - Class II | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.58%
Kotak India Equity Fund - Class II | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Kotak India Equity Fund - Class II | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Kotak India Equity Fund - Class II | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.61%)
Kotak India Equity Fund - Class II | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.73%
Kotak India Equity Fund - Class II | Reliance Industries, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.06%
Kotak India Equity Fund - Class II | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Kotak India Equity Fund - Class II | Bharti Airtel, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Kotak India Equity Fund - Class II | Cognizant Technology Solutions Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Kotak India Equity Fund - Class II | Eternal, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.95%
Kotak India Equity Fund - Class II | Bajaj Finance, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Kotak India Equity Fund - Class II | InterGlobe Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Kotak India Equity Fund - Class II | Max Healthcare Institute, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Kotak India Equity Fund - Class II | Tech Mahindra, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Kotak India Equity Fund - Class II | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	48.63%
ALPS Global Opportunity Fund - Investor Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	72.47%
ALPS Global Opportunity Fund - Investor Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.91%
ALPS Global Opportunity Fund - Investor Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.83%
ALPS Global Opportunity Fund - Investor Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS Global Opportunity Fund - Investor Shares | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.74%
ALPS Global Opportunity Fund - Investor Shares | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.01%
ALPS Global Opportunity Fund - Investor Shares | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.52%
ALPS Global Opportunity Fund - Investor Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	40.57%
ALPS Global Opportunity Fund - Investor Shares | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	5.83%
ALPS Global Opportunity Fund - Investor Shares | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.34%
ALPS Global Opportunity Fund - Investor Shares | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.33%
ALPS Global Opportunity Fund - Investor Shares | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	4.29%
ALPS Global Opportunity Fund - Investor Shares | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	4.27%
ALPS Global Opportunity Fund - Investor Shares | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
ALPS Global Opportunity Fund - Investor Shares | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
ALPS Global Opportunity Fund - Investor Shares | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
ALPS Global Opportunity Fund - Investor Shares | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
ALPS Global Opportunity Fund - Investor Shares | ICG PLC
Holdings [Line Items]
Percent of Net Asset Value	3.01%
ALPS Global Opportunity Fund - Class A | Financials
Holdings [Line Items]
Percent of Net Asset Value	72.47%
ALPS Global Opportunity Fund - Class A | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.91%
ALPS Global Opportunity Fund - Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.83%
ALPS Global Opportunity Fund - Class A | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS Global Opportunity Fund - Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.74%
ALPS Global Opportunity Fund - Class A | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.01%
ALPS Global Opportunity Fund - Class A | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.52%
ALPS Global Opportunity Fund - Class A | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	40.57%
ALPS Global Opportunity Fund - Class A | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	5.83%
ALPS Global Opportunity Fund - Class A | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.34%
ALPS Global Opportunity Fund - Class A | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.33%
ALPS Global Opportunity Fund - Class A | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	4.29%
ALPS Global Opportunity Fund - Class A | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	4.27%
ALPS Global Opportunity Fund - Class A | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
ALPS Global Opportunity Fund - Class A | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
ALPS Global Opportunity Fund - Class A | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
ALPS Global Opportunity Fund - Class A | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
ALPS Global Opportunity Fund - Class A | ICG PLC
Holdings [Line Items]
Percent of Net Asset Value	3.01%
ALPS Global Opportunity Fund - Class C | Financials
Holdings [Line Items]
Percent of Net Asset Value	72.47%
ALPS Global Opportunity Fund - Class C | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.91%
ALPS Global Opportunity Fund - Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.83%
ALPS Global Opportunity Fund - Class C | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS Global Opportunity Fund - Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.74%
ALPS Global Opportunity Fund - Class C | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.01%
ALPS Global Opportunity Fund - Class C | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.52%
ALPS Global Opportunity Fund - Class C | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	40.57%
ALPS Global Opportunity Fund - Class C | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	5.83%
ALPS Global Opportunity Fund - Class C | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.34%
ALPS Global Opportunity Fund - Class C | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.33%
ALPS Global Opportunity Fund - Class C | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	4.29%
ALPS Global Opportunity Fund - Class C | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	4.27%
ALPS Global Opportunity Fund - Class C | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
ALPS Global Opportunity Fund - Class C | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
ALPS Global Opportunity Fund - Class C | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
ALPS Global Opportunity Fund - Class C | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
ALPS Global Opportunity Fund - Class C | ICG PLC
Holdings [Line Items]
Percent of Net Asset Value	3.01%
ALPS Global Opportunity Fund - Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	72.47%
ALPS Global Opportunity Fund - Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.91%
ALPS Global Opportunity Fund - Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.83%
ALPS Global Opportunity Fund - Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS Global Opportunity Fund - Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.74%
ALPS Global Opportunity Fund - Class I | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.01%
ALPS Global Opportunity Fund - Class I | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.52%
ALPS Global Opportunity Fund - Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	40.57%
ALPS Global Opportunity Fund - Class I | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	5.83%
ALPS Global Opportunity Fund - Class I | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.34%
ALPS Global Opportunity Fund - Class I | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.33%
ALPS Global Opportunity Fund - Class I | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	4.29%
ALPS Global Opportunity Fund - Class I | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	4.27%
ALPS Global Opportunity Fund - Class I | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
ALPS Global Opportunity Fund - Class I | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
ALPS Global Opportunity Fund - Class I | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
ALPS Global Opportunity Fund - Class I | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
ALPS Global Opportunity Fund - Class I | ICG PLC
Holdings [Line Items]
Percent of Net Asset Value	3.01%
ALPS Global Opportunity Fund - Class R | Financials
Holdings [Line Items]
Percent of Net Asset Value	72.47%
ALPS Global Opportunity Fund - Class R | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.91%
ALPS Global Opportunity Fund - Class R | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.83%
ALPS Global Opportunity Fund - Class R | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS Global Opportunity Fund - Class R | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.74%
ALPS Global Opportunity Fund - Class R | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.01%
ALPS Global Opportunity Fund - Class R | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.52%
ALPS Global Opportunity Fund - Class R | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	40.57%
ALPS Global Opportunity Fund - Class R | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	5.83%
ALPS Global Opportunity Fund - Class R | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.34%
ALPS Global Opportunity Fund - Class R | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.33%
ALPS Global Opportunity Fund - Class R | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	4.29%
ALPS Global Opportunity Fund - Class R | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	4.27%
ALPS Global Opportunity Fund - Class R | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
ALPS Global Opportunity Fund - Class R | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
ALPS Global Opportunity Fund - Class R | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
ALPS Global Opportunity Fund - Class R | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
ALPS Global Opportunity Fund - Class R | ICG PLC
Holdings [Line Items]
Percent of Net Asset Value	3.01%
ALPS Balanced Opportunity Fund - Investor Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.03%
ALPS Balanced Opportunity Fund - Investor Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS Balanced Opportunity Fund - Investor Class | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.37%
ALPS Balanced Opportunity Fund - Investor Class | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	56.25%
ALPS Balanced Opportunity Fund - Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
ALPS Balanced Opportunity Fund - Investor Class | ALPS | Smith Core Plus Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	31.60%
ALPS Balanced Opportunity Fund - Investor Class | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.75%
ALPS Balanced Opportunity Fund - Investor Class | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.29%
ALPS Balanced Opportunity Fund - Investor Class | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.02%
ALPS Balanced Opportunity Fund - Investor Class | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.77%
ALPS Balanced Opportunity Fund - Investor Class | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.76%
ALPS Balanced Opportunity Fund - Investor Class | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.57%
ALPS Balanced Opportunity Fund - Investor Class | Amphenol Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.29%
ALPS Balanced Opportunity Fund - Investor Class | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.21%
ALPS Balanced Opportunity Fund - Investor Class | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.99%
ALPS Balanced Opportunity Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.03%
ALPS Balanced Opportunity Fund - Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS Balanced Opportunity Fund - Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.37%
ALPS Balanced Opportunity Fund - Class A | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	56.25%
ALPS Balanced Opportunity Fund - Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
ALPS Balanced Opportunity Fund - Class A | ALPS | Smith Core Plus Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	31.60%
ALPS Balanced Opportunity Fund - Class A | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.75%
ALPS Balanced Opportunity Fund - Class A | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.29%
ALPS Balanced Opportunity Fund - Class A | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.02%
ALPS Balanced Opportunity Fund - Class A | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.77%
ALPS Balanced Opportunity Fund - Class A | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.76%
ALPS Balanced Opportunity Fund - Class A | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.57%
ALPS Balanced Opportunity Fund - Class A | Amphenol Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.29%
ALPS Balanced Opportunity Fund - Class A | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.21%
ALPS Balanced Opportunity Fund - Class A | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.99%
ALPS Balanced Opportunity Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.03%
ALPS Balanced Opportunity Fund - Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS Balanced Opportunity Fund - Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.37%
ALPS Balanced Opportunity Fund - Class C | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	56.25%
ALPS Balanced Opportunity Fund - Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
ALPS Balanced Opportunity Fund - Class C | ALPS | Smith Core Plus Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	31.60%
ALPS Balanced Opportunity Fund - Class C | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.75%
ALPS Balanced Opportunity Fund - Class C | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.29%
ALPS Balanced Opportunity Fund - Class C | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.02%
ALPS Balanced Opportunity Fund - Class C | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.77%
ALPS Balanced Opportunity Fund - Class C | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.76%
ALPS Balanced Opportunity Fund - Class C | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.57%
ALPS Balanced Opportunity Fund - Class C | Amphenol Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.29%
ALPS Balanced Opportunity Fund - Class C | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.21%
ALPS Balanced Opportunity Fund - Class C | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.99%
ALPS Balanced Opportunity Fund - Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.03%
ALPS Balanced Opportunity Fund - Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS Balanced Opportunity Fund - Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.37%
ALPS Balanced Opportunity Fund - Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	56.25%
ALPS Balanced Opportunity Fund - Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
ALPS Balanced Opportunity Fund - Class I | ALPS | Smith Core Plus Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	31.60%
ALPS Balanced Opportunity Fund - Class I | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.75%
ALPS Balanced Opportunity Fund - Class I | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.29%
ALPS Balanced Opportunity Fund - Class I | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.02%
ALPS Balanced Opportunity Fund - Class I | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.77%
ALPS Balanced Opportunity Fund - Class I | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.76%
ALPS Balanced Opportunity Fund - Class I | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.57%
ALPS Balanced Opportunity Fund - Class I | Amphenol Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.29%
ALPS Balanced Opportunity Fund - Class I | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.21%
ALPS Balanced Opportunity Fund - Class I | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.99%
ALPS Asset Allocation Growth & Income - Investor Shares | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.26%)
ALPS Asset Allocation Growth & Income - Investor Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	87.58%
ALPS Asset Allocation Growth & Income - Investor Shares | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	57.86%
ALPS Asset Allocation Growth & Income - Investor Shares | International Equity
Holdings [Line Items]
Percent of Net Asset Value	16.70%
ALPS Asset Allocation Growth & Income - Investor Shares | Traditional Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	16.70%
ALPS Asset Allocation Growth & Income - Investor Shares | Alternative Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.00%
ALPS Asset Allocation Growth & Income - Investor Shares | RiverFront Dynamic US Dividend Advantage ETF
Holdings [Line Items]
Percent of Net Asset Value	18.93%
ALPS Asset Allocation Growth & Income - Investor Shares | ALPS Active Equity Opportunity ETF
Holdings [Line Items]
Percent of Net Asset Value	14.36%
ALPS Asset Allocation Growth & Income - Investor Shares | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.88%
ALPS Asset Allocation Growth & Income - Investor Shares | Riverfront Strategic Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
ALPS Asset Allocation Growth & Income - Investor Shares | Vanguard® Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	7.44%
ALPS Asset Allocation Growth & Income - Investor Shares | iShares® Core S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	6.88%
ALPS Asset Allocation Growth & Income - Investor Shares | ALPS Electrification Infrastructure ETF
Holdings [Line Items]
Percent of Net Asset Value	6.18%
ALPS Asset Allocation Growth & Income - Investor Shares | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.95%
ALPS Asset Allocation Growth & Income - Investor Shares | ALPS International Sector Dividend Dogs ETF
Holdings [Line Items]
Percent of Net Asset Value	4.72%
ALPS Asset Allocation Growth & Income - Investor Shares | Vanguard Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.24%
ALPS Asset Allocation Growth & Income - Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.26%)
ALPS Asset Allocation Growth & Income - Class A | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	87.58%
ALPS Asset Allocation Growth & Income - Class A | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	57.86%
ALPS Asset Allocation Growth & Income - Class A | International Equity
Holdings [Line Items]
Percent of Net Asset Value	16.70%
ALPS Asset Allocation Growth & Income - Class A | Traditional Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	16.70%
ALPS Asset Allocation Growth & Income - Class A | Alternative Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.00%
ALPS Asset Allocation Growth & Income - Class A | RiverFront Dynamic US Dividend Advantage ETF
Holdings [Line Items]
Percent of Net Asset Value	18.93%
ALPS Asset Allocation Growth & Income - Class A | ALPS Active Equity Opportunity ETF
Holdings [Line Items]
Percent of Net Asset Value	14.36%
ALPS Asset Allocation Growth & Income - Class A | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.88%
ALPS Asset Allocation Growth & Income - Class A | Riverfront Strategic Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
ALPS Asset Allocation Growth & Income - Class A | Vanguard® Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	7.44%
ALPS Asset Allocation Growth & Income - Class A | iShares® Core S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	6.88%
ALPS Asset Allocation Growth & Income - Class A | ALPS Electrification Infrastructure ETF
Holdings [Line Items]
Percent of Net Asset Value	6.18%
ALPS Asset Allocation Growth & Income - Class A | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.95%
ALPS Asset Allocation Growth & Income - Class A | ALPS International Sector Dividend Dogs ETF
Holdings [Line Items]
Percent of Net Asset Value	4.72%
ALPS Asset Allocation Growth & Income - Class A | Vanguard Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.24%
ALPS Asset Allocation Growth & Income - Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.26%)
ALPS Asset Allocation Growth & Income - Class C | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	87.58%
ALPS Asset Allocation Growth & Income - Class C | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	57.86%
ALPS Asset Allocation Growth & Income - Class C | International Equity
Holdings [Line Items]
Percent of Net Asset Value	16.70%
ALPS Asset Allocation Growth & Income - Class C | Traditional Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	16.70%
ALPS Asset Allocation Growth & Income - Class C | Alternative Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.00%
ALPS Asset Allocation Growth & Income - Class C | RiverFront Dynamic US Dividend Advantage ETF
Holdings [Line Items]
Percent of Net Asset Value	18.93%
ALPS Asset Allocation Growth & Income - Class C | ALPS Active Equity Opportunity ETF
Holdings [Line Items]
Percent of Net Asset Value	14.36%
ALPS Asset Allocation Growth & Income - Class C | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.88%
ALPS Asset Allocation Growth & Income - Class C | Riverfront Strategic Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
ALPS Asset Allocation Growth & Income - Class C | Vanguard® Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	7.44%
ALPS Asset Allocation Growth & Income - Class C | iShares® Core S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	6.88%
ALPS Asset Allocation Growth & Income - Class C | ALPS Electrification Infrastructure ETF
Holdings [Line Items]
Percent of Net Asset Value	6.18%
ALPS Asset Allocation Growth & Income - Class C | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.95%
ALPS Asset Allocation Growth & Income - Class C | ALPS International Sector Dividend Dogs ETF
Holdings [Line Items]
Percent of Net Asset Value	4.72%
ALPS Asset Allocation Growth & Income - Class C | Vanguard Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.24%
ALPS Asset Allocation Growth & Income - Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.26%)
ALPS Asset Allocation Growth & Income - Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	87.58%
ALPS Asset Allocation Growth & Income - Class I | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	57.86%
ALPS Asset Allocation Growth & Income - Class I | International Equity
Holdings [Line Items]
Percent of Net Asset Value	16.70%
ALPS Asset Allocation Growth & Income - Class I | Traditional Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	16.70%
ALPS Asset Allocation Growth & Income - Class I | Alternative Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.00%
ALPS Asset Allocation Growth & Income - Class I | RiverFront Dynamic US Dividend Advantage ETF
Holdings [Line Items]
Percent of Net Asset Value	18.93%
ALPS Asset Allocation Growth & Income - Class I | ALPS Active Equity Opportunity ETF
Holdings [Line Items]
Percent of Net Asset Value	14.36%
ALPS Asset Allocation Growth & Income - Class I | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.88%
ALPS Asset Allocation Growth & Income - Class I | Riverfront Strategic Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
ALPS Asset Allocation Growth & Income - Class I | Vanguard® Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	7.44%
ALPS Asset Allocation Growth & Income - Class I | iShares® Core S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	6.88%
ALPS Asset Allocation Growth & Income - Class I | ALPS Electrification Infrastructure ETF
Holdings [Line Items]
Percent of Net Asset Value	6.18%
ALPS Asset Allocation Growth & Income - Class I | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.95%
ALPS Asset Allocation Growth & Income - Class I | ALPS International Sector Dividend Dogs ETF
Holdings [Line Items]
Percent of Net Asset Value	4.72%
ALPS Asset Allocation Growth & Income - Class I | Vanguard Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.24%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.27%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	38.87%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Banks
Holdings [Line Items]
Percent of Net Asset Value	12.55%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	6.11%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.55%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	4.17%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Electric
Holdings [Line Items]
Percent of Net Asset Value	2.64%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Media
Holdings [Line Items]
Percent of Net Asset Value	2.44%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Food
Holdings [Line Items]
Percent of Net Asset Value	2.04%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	1.87%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	1.84%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Software
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Computers
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.43%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.35%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Iron/Steel
Holdings [Line Items]
Percent of Net Asset Value	1.08%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	7.30%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.27%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	35.78%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	58.36%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	38.87%
ALPS | Smith Short Duration Bond Fund - Investor Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
ALPS | Smith Short Duration Bond Fund - Investor Shares | U.S. Treasury Note 3.625% 08/31/2027
Holdings [Line Items]
Percent of Net Asset Value	5.06%
ALPS | Smith Short Duration Bond Fund - Investor Shares | U.S. Treasury Note 3.75% 06/30/2027
Holdings [Line Items]
Percent of Net Asset Value	4.50%
ALPS | Smith Short Duration Bond Fund - Investor Shares | U.S. Treasury Note 4.125% 01/31/2027
Holdings [Line Items]
Percent of Net Asset Value	4.38%
ALPS | Smith Short Duration Bond Fund - Investor Shares | U.S. Treasury Note 3.5% 09/30/2029
Holdings [Line Items]
Percent of Net Asset Value	4.34%
ALPS | Smith Short Duration Bond Fund - Investor Shares | U.S. Treasury Note 4.125% 10/31/2029
Holdings [Line Items]
Percent of Net Asset Value	3.82%
ALPS | Smith Short Duration Bond Fund - Investor Shares | U.S. Treasury Note 3.75% 04/30/2027
Holdings [Line Items]
Percent of Net Asset Value	3.72%
ALPS | Smith Short Duration Bond Fund - Investor Shares | U.S. Treasury Note 4.25% 03/15/2027
Holdings [Line Items]
Percent of Net Asset Value	3.21%
ALPS | Smith Short Duration Bond Fund - Investor Shares | United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029
Holdings [Line Items]
Percent of Net Asset Value	2.62%
ALPS | Smith Short Duration Bond Fund - Investor Shares | U.S. Treasury Note 3.5% 09/30/2027
Holdings [Line Items]
Percent of Net Asset Value	2.48%
ALPS | Smith Short Duration Bond Fund - Investor Shares | U.S. Treasury Note 4.25% 01/31/2030
Holdings [Line Items]
Percent of Net Asset Value	1.65%
ALPS | Smith Short Duration Bond Fund - Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.27%
ALPS | Smith Short Duration Bond Fund - Class A | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	38.87%
ALPS | Smith Short Duration Bond Fund - Class A | Banks
Holdings [Line Items]
Percent of Net Asset Value	12.55%
ALPS | Smith Short Duration Bond Fund - Class A | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	6.11%
ALPS | Smith Short Duration Bond Fund - Class A | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.55%
ALPS | Smith Short Duration Bond Fund - Class A | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	4.17%
ALPS | Smith Short Duration Bond Fund - Class A | Electric
Holdings [Line Items]
Percent of Net Asset Value	2.64%
ALPS | Smith Short Duration Bond Fund - Class A | Media
Holdings [Line Items]
Percent of Net Asset Value	2.44%
ALPS | Smith Short Duration Bond Fund - Class A | Food
Holdings [Line Items]
Percent of Net Asset Value	2.04%
ALPS | Smith Short Duration Bond Fund - Class A | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	1.87%
ALPS | Smith Short Duration Bond Fund - Class A | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	1.84%
ALPS | Smith Short Duration Bond Fund - Class A | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
ALPS | Smith Short Duration Bond Fund - Class A | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund - Class A | Software
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund - Class A | Computers
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund - Class A | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.43%
ALPS | Smith Short Duration Bond Fund - Class A | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.35%
ALPS | Smith Short Duration Bond Fund - Class A | Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ALPS | Smith Short Duration Bond Fund - Class A | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Short Duration Bond Fund - Class A | Iron/Steel
Holdings [Line Items]
Percent of Net Asset Value	1.08%
ALPS | Smith Short Duration Bond Fund - Class A | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
ALPS | Smith Short Duration Bond Fund - Class A | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	7.30%
ALPS | Smith Short Duration Bond Fund - Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
ALPS | Smith Short Duration Bond Fund - Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.27%
ALPS | Smith Short Duration Bond Fund - Class A | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	35.78%
ALPS | Smith Short Duration Bond Fund - Class A | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	58.36%
ALPS | Smith Short Duration Bond Fund - Class A | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	38.87%
ALPS | Smith Short Duration Bond Fund - Class A | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
ALPS | Smith Short Duration Bond Fund - Class A | U.S. Treasury Note 3.625% 08/31/2027
Holdings [Line Items]
Percent of Net Asset Value	5.06%
ALPS | Smith Short Duration Bond Fund - Class A | U.S. Treasury Note 3.75% 06/30/2027
Holdings [Line Items]
Percent of Net Asset Value	4.50%
ALPS | Smith Short Duration Bond Fund - Class A | U.S. Treasury Note 4.125% 01/31/2027
Holdings [Line Items]
Percent of Net Asset Value	4.38%
ALPS | Smith Short Duration Bond Fund - Class A | U.S. Treasury Note 3.5% 09/30/2029
Holdings [Line Items]
Percent of Net Asset Value	4.34%
ALPS | Smith Short Duration Bond Fund - Class A | U.S. Treasury Note 4.125% 10/31/2029
Holdings [Line Items]
Percent of Net Asset Value	3.82%
ALPS | Smith Short Duration Bond Fund - Class A | U.S. Treasury Note 3.75% 04/30/2027
Holdings [Line Items]
Percent of Net Asset Value	3.72%
ALPS | Smith Short Duration Bond Fund - Class A | U.S. Treasury Note 4.25% 03/15/2027
Holdings [Line Items]
Percent of Net Asset Value	3.21%
ALPS | Smith Short Duration Bond Fund - Class A | United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029
Holdings [Line Items]
Percent of Net Asset Value	2.62%
ALPS | Smith Short Duration Bond Fund - Class A | U.S. Treasury Note 3.5% 09/30/2027
Holdings [Line Items]
Percent of Net Asset Value	2.48%
ALPS | Smith Short Duration Bond Fund - Class A | U.S. Treasury Note 4.25% 01/31/2030
Holdings [Line Items]
Percent of Net Asset Value	1.65%
ALPS | Smith Short Duration Bond Fund - Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.27%
ALPS | Smith Short Duration Bond Fund - Class C | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	38.87%
ALPS | Smith Short Duration Bond Fund - Class C | Banks
Holdings [Line Items]
Percent of Net Asset Value	12.55%
ALPS | Smith Short Duration Bond Fund - Class C | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	6.11%
ALPS | Smith Short Duration Bond Fund - Class C | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.55%
ALPS | Smith Short Duration Bond Fund - Class C | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	4.17%
ALPS | Smith Short Duration Bond Fund - Class C | Electric
Holdings [Line Items]
Percent of Net Asset Value	2.64%
ALPS | Smith Short Duration Bond Fund - Class C | Media
Holdings [Line Items]
Percent of Net Asset Value	2.44%
ALPS | Smith Short Duration Bond Fund - Class C | Food
Holdings [Line Items]
Percent of Net Asset Value	2.04%
ALPS | Smith Short Duration Bond Fund - Class C | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	1.87%
ALPS | Smith Short Duration Bond Fund - Class C | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	1.84%
ALPS | Smith Short Duration Bond Fund - Class C | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
ALPS | Smith Short Duration Bond Fund - Class C | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund - Class C | Software
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund - Class C | Computers
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund - Class C | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.43%
ALPS | Smith Short Duration Bond Fund - Class C | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.35%
ALPS | Smith Short Duration Bond Fund - Class C | Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ALPS | Smith Short Duration Bond Fund - Class C | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Short Duration Bond Fund - Class C | Iron/Steel
Holdings [Line Items]
Percent of Net Asset Value	1.08%
ALPS | Smith Short Duration Bond Fund - Class C | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
ALPS | Smith Short Duration Bond Fund - Class C | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	7.30%
ALPS | Smith Short Duration Bond Fund - Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
ALPS | Smith Short Duration Bond Fund - Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.27%
ALPS | Smith Short Duration Bond Fund - Class C | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	35.78%
ALPS | Smith Short Duration Bond Fund - Class C | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	58.36%
ALPS | Smith Short Duration Bond Fund - Class C | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	38.87%
ALPS | Smith Short Duration Bond Fund - Class C | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
ALPS | Smith Short Duration Bond Fund - Class C | U.S. Treasury Note 3.625% 08/31/2027
Holdings [Line Items]
Percent of Net Asset Value	5.06%
ALPS | Smith Short Duration Bond Fund - Class C | U.S. Treasury Note 3.75% 06/30/2027
Holdings [Line Items]
Percent of Net Asset Value	4.50%
ALPS | Smith Short Duration Bond Fund - Class C | U.S. Treasury Note 4.125% 01/31/2027
Holdings [Line Items]
Percent of Net Asset Value	4.38%
ALPS | Smith Short Duration Bond Fund - Class C | U.S. Treasury Note 3.5% 09/30/2029
Holdings [Line Items]
Percent of Net Asset Value	4.34%
ALPS | Smith Short Duration Bond Fund - Class C | U.S. Treasury Note 4.125% 10/31/2029
Holdings [Line Items]
Percent of Net Asset Value	3.82%
ALPS | Smith Short Duration Bond Fund - Class C | U.S. Treasury Note 3.75% 04/30/2027
Holdings [Line Items]
Percent of Net Asset Value	3.72%
ALPS | Smith Short Duration Bond Fund - Class C | U.S. Treasury Note 4.25% 03/15/2027
Holdings [Line Items]
Percent of Net Asset Value	3.21%
ALPS | Smith Short Duration Bond Fund - Class C | United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029
Holdings [Line Items]
Percent of Net Asset Value	2.62%
ALPS | Smith Short Duration Bond Fund - Class C | U.S. Treasury Note 3.5% 09/30/2027
Holdings [Line Items]
Percent of Net Asset Value	2.48%
ALPS | Smith Short Duration Bond Fund - Class C | U.S. Treasury Note 4.25% 01/31/2030
Holdings [Line Items]
Percent of Net Asset Value	1.65%
ALPS | Smith Short Duration Bond Fund - Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.27%
ALPS | Smith Short Duration Bond Fund - Class I | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	38.87%
ALPS | Smith Short Duration Bond Fund - Class I | Banks
Holdings [Line Items]
Percent of Net Asset Value	12.55%
ALPS | Smith Short Duration Bond Fund - Class I | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	6.11%
ALPS | Smith Short Duration Bond Fund - Class I | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.55%
ALPS | Smith Short Duration Bond Fund - Class I | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	4.17%
ALPS | Smith Short Duration Bond Fund - Class I | Electric
Holdings [Line Items]
Percent of Net Asset Value	2.64%
ALPS | Smith Short Duration Bond Fund - Class I | Media
Holdings [Line Items]
Percent of Net Asset Value	2.44%
ALPS | Smith Short Duration Bond Fund - Class I | Food
Holdings [Line Items]
Percent of Net Asset Value	2.04%
ALPS | Smith Short Duration Bond Fund - Class I | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	1.87%
ALPS | Smith Short Duration Bond Fund - Class I | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	1.84%
ALPS | Smith Short Duration Bond Fund - Class I | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
ALPS | Smith Short Duration Bond Fund - Class I | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund - Class I | Software
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund - Class I | Computers
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund - Class I | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.43%
ALPS | Smith Short Duration Bond Fund - Class I | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.35%
ALPS | Smith Short Duration Bond Fund - Class I | Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ALPS | Smith Short Duration Bond Fund - Class I | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Short Duration Bond Fund - Class I | Iron/Steel
Holdings [Line Items]
Percent of Net Asset Value	1.08%
ALPS | Smith Short Duration Bond Fund - Class I | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
ALPS | Smith Short Duration Bond Fund - Class I | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	7.30%
ALPS | Smith Short Duration Bond Fund - Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
ALPS | Smith Short Duration Bond Fund - Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.27%
ALPS | Smith Short Duration Bond Fund - Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	35.78%
ALPS | Smith Short Duration Bond Fund - Class I | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	58.36%
ALPS | Smith Short Duration Bond Fund - Class I | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	38.87%
ALPS | Smith Short Duration Bond Fund - Class I | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
ALPS | Smith Short Duration Bond Fund - Class I | U.S. Treasury Note 3.625% 08/31/2027
Holdings [Line Items]
Percent of Net Asset Value	5.06%
ALPS | Smith Short Duration Bond Fund - Class I | U.S. Treasury Note 3.75% 06/30/2027
Holdings [Line Items]
Percent of Net Asset Value	4.50%
ALPS | Smith Short Duration Bond Fund - Class I | U.S. Treasury Note 4.125% 01/31/2027
Holdings [Line Items]
Percent of Net Asset Value	4.38%
ALPS | Smith Short Duration Bond Fund - Class I | U.S. Treasury Note 3.5% 09/30/2029
Holdings [Line Items]
Percent of Net Asset Value	4.34%
ALPS | Smith Short Duration Bond Fund - Class I | U.S. Treasury Note 4.125% 10/31/2029
Holdings [Line Items]
Percent of Net Asset Value	3.82%
ALPS | Smith Short Duration Bond Fund - Class I | U.S. Treasury Note 3.75% 04/30/2027
Holdings [Line Items]
Percent of Net Asset Value	3.72%
ALPS | Smith Short Duration Bond Fund - Class I | U.S. Treasury Note 4.25% 03/15/2027
Holdings [Line Items]
Percent of Net Asset Value	3.21%
ALPS | Smith Short Duration Bond Fund - Class I | United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029
Holdings [Line Items]
Percent of Net Asset Value	2.62%
ALPS | Smith Short Duration Bond Fund - Class I | U.S. Treasury Note 3.5% 09/30/2027
Holdings [Line Items]
Percent of Net Asset Value	2.48%
ALPS | Smith Short Duration Bond Fund - Class I | U.S. Treasury Note 4.25% 01/31/2030
Holdings [Line Items]
Percent of Net Asset Value	1.65%
ALPS | Smith Total Return Bond Fund - Investor Shares | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.33%
ALPS | Smith Total Return Bond Fund - Investor Shares | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	32.35%
ALPS | Smith Total Return Bond Fund - Investor Shares | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.04%
ALPS | Smith Total Return Bond Fund - Investor Shares | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	2.83%
ALPS | Smith Total Return Bond Fund - Investor Shares | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.28%
ALPS | Smith Total Return Bond Fund - Investor Shares | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	5.37%
ALPS | Smith Total Return Bond Fund - Investor Shares | Media
Holdings [Line Items]
Percent of Net Asset Value	1.93%
ALPS | Smith Total Return Bond Fund - Investor Shares | Food
Holdings [Line Items]
Percent of Net Asset Value	2.24%
ALPS | Smith Total Return Bond Fund - Investor Shares | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Total Return Bond Fund - Investor Shares | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	2.55%
ALPS | Smith Total Return Bond Fund - Investor Shares | Software
Holdings [Line Items]
Percent of Net Asset Value	1.69%
ALPS | Smith Total Return Bond Fund - Investor Shares | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.35%
ALPS | Smith Total Return Bond Fund - Investor Shares | Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Total Return Bond Fund - Investor Shares | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
ALPS | Smith Total Return Bond Fund - Investor Shares | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	10.80%
ALPS | Smith Total Return Bond Fund - Investor Shares | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	21.97%
ALPS | Smith Total Return Bond Fund - Investor Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
ALPS | Smith Total Return Bond Fund - Investor Shares | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
ALPS | Smith Total Return Bond Fund - Investor Shares | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.33%
ALPS | Smith Total Return Bond Fund - Investor Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	25.91%
ALPS | Smith Total Return Bond Fund - Investor Shares | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	39.83%
ALPS | Smith Total Return Bond Fund - Investor Shares | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	31.95%
ALPS | Smith Total Return Bond Fund - Investor Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.21%
ALPS | Smith Total Return Bond Fund - Investor Shares | U.S. Treasury Note 3.625% 08/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.32%
ALPS | Smith Total Return Bond Fund - Investor Shares | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
ALPS | Smith Total Return Bond Fund - Investor Shares | Bank Loan
Holdings [Line Items]
Percent of Net Asset Value	0.83%
ALPS | Smith Total Return Bond Fund - Investor Shares | U.S. Treasury Bond 4.125% 08/15/2044
Holdings [Line Items]
Percent of Net Asset Value	4.39%
ALPS | Smith Total Return Bond Fund - Investor Shares | U.S. Treasury Bond 4.75% 05/15/2055
Holdings [Line Items]
Percent of Net Asset Value	3.40%
ALPS | Smith Total Return Bond Fund - Investor Shares | U.S. Treasury Bond 4.75% 08/15/2055
Holdings [Line Items]
Percent of Net Asset Value	2.94%
ALPS | Smith Total Return Bond Fund - Investor Shares | U.S. Treasury Bond 4.25% 01/31/2030
Holdings [Line Items]
Percent of Net Asset Value	2.76%
ALPS | Smith Total Return Bond Fund - Investor Shares | U.S. Treasury Bond 4.25% 05/15/2035
Holdings [Line Items]
Percent of Net Asset Value	2.56%
ALPS | Smith Total Return Bond Fund - Investor Shares | U.S. Treasury Note 4.125% 11/30/2029
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS | Smith Total Return Bond Fund - Investor Shares | U.S. Treasury Bond 4.75% 02/15/2045
Holdings [Line Items]
Percent of Net Asset Value	1.89%
ALPS | Smith Total Return Bond Fund - Investor Shares | U.S. Treasury Bond 4.125% 10/31/2029
Holdings [Line Items]
Percent of Net Asset Value	1.81%
ALPS | Smith Total Return Bond Fund - Investor Shares | U.S. Treasury Bond 4.25% 08/15/2035
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Total Return Bond Fund - Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.33%
ALPS | Smith Total Return Bond Fund - Class A | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	32.35%
ALPS | Smith Total Return Bond Fund - Class A | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.04%
ALPS | Smith Total Return Bond Fund - Class A | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	2.83%
ALPS | Smith Total Return Bond Fund - Class A | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.28%
ALPS | Smith Total Return Bond Fund - Class A | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	5.37%
ALPS | Smith Total Return Bond Fund - Class A | Media
Holdings [Line Items]
Percent of Net Asset Value	1.93%
ALPS | Smith Total Return Bond Fund - Class A | Food
Holdings [Line Items]
Percent of Net Asset Value	2.24%
ALPS | Smith Total Return Bond Fund - Class A | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Total Return Bond Fund - Class A | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	2.55%
ALPS | Smith Total Return Bond Fund - Class A | Software
Holdings [Line Items]
Percent of Net Asset Value	1.69%
ALPS | Smith Total Return Bond Fund - Class A | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.35%
ALPS | Smith Total Return Bond Fund - Class A | Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Total Return Bond Fund - Class A | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
ALPS | Smith Total Return Bond Fund - Class A | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	10.80%
ALPS | Smith Total Return Bond Fund - Class A | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	21.97%
ALPS | Smith Total Return Bond Fund - Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
ALPS | Smith Total Return Bond Fund - Class A | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
ALPS | Smith Total Return Bond Fund - Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.33%
ALPS | Smith Total Return Bond Fund - Class A | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	25.91%
ALPS | Smith Total Return Bond Fund - Class A | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	39.83%
ALPS | Smith Total Return Bond Fund - Class A | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	31.95%
ALPS | Smith Total Return Bond Fund - Class A | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.21%
ALPS | Smith Total Return Bond Fund - Class A | U.S. Treasury Note 3.625% 08/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.32%
ALPS | Smith Total Return Bond Fund - Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
ALPS | Smith Total Return Bond Fund - Class A | Bank Loan
Holdings [Line Items]
Percent of Net Asset Value	0.83%
ALPS | Smith Total Return Bond Fund - Class A | U.S. Treasury Bond 4.125% 08/15/2044
Holdings [Line Items]
Percent of Net Asset Value	4.39%
ALPS | Smith Total Return Bond Fund - Class A | U.S. Treasury Bond 4.75% 05/15/2055
Holdings [Line Items]
Percent of Net Asset Value	3.40%
ALPS | Smith Total Return Bond Fund - Class A | U.S. Treasury Bond 4.75% 08/15/2055
Holdings [Line Items]
Percent of Net Asset Value	2.94%
ALPS | Smith Total Return Bond Fund - Class A | U.S. Treasury Bond 4.25% 01/31/2030
Holdings [Line Items]
Percent of Net Asset Value	2.76%
ALPS | Smith Total Return Bond Fund - Class A | U.S. Treasury Bond 4.25% 05/15/2035
Holdings [Line Items]
Percent of Net Asset Value	2.56%
ALPS | Smith Total Return Bond Fund - Class A | U.S. Treasury Note 4.125% 11/30/2029
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS | Smith Total Return Bond Fund - Class A | U.S. Treasury Bond 4.75% 02/15/2045
Holdings [Line Items]
Percent of Net Asset Value	1.89%
ALPS | Smith Total Return Bond Fund - Class A | U.S. Treasury Bond 4.125% 10/31/2029
Holdings [Line Items]
Percent of Net Asset Value	1.81%
ALPS | Smith Total Return Bond Fund - Class A | U.S. Treasury Bond 4.25% 08/15/2035
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Total Return Bond Fund - Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.33%
ALPS | Smith Total Return Bond Fund - Class C | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	32.35%
ALPS | Smith Total Return Bond Fund - Class C | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.04%
ALPS | Smith Total Return Bond Fund - Class C | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	2.83%
ALPS | Smith Total Return Bond Fund - Class C | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.28%
ALPS | Smith Total Return Bond Fund - Class C | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	5.37%
ALPS | Smith Total Return Bond Fund - Class C | Media
Holdings [Line Items]
Percent of Net Asset Value	1.93%
ALPS | Smith Total Return Bond Fund - Class C | Food
Holdings [Line Items]
Percent of Net Asset Value	2.24%
ALPS | Smith Total Return Bond Fund - Class C | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Total Return Bond Fund - Class C | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	2.55%
ALPS | Smith Total Return Bond Fund - Class C | Software
Holdings [Line Items]
Percent of Net Asset Value	1.69%
ALPS | Smith Total Return Bond Fund - Class C | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.35%
ALPS | Smith Total Return Bond Fund - Class C | Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Total Return Bond Fund - Class C | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
ALPS | Smith Total Return Bond Fund - Class C | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	10.80%
ALPS | Smith Total Return Bond Fund - Class C | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	21.97%
ALPS | Smith Total Return Bond Fund - Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
ALPS | Smith Total Return Bond Fund - Class C | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
ALPS | Smith Total Return Bond Fund - Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.33%
ALPS | Smith Total Return Bond Fund - Class C | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	25.91%
ALPS | Smith Total Return Bond Fund - Class C | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	39.83%
ALPS | Smith Total Return Bond Fund - Class C | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	31.95%
ALPS | Smith Total Return Bond Fund - Class C | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.21%
ALPS | Smith Total Return Bond Fund - Class C | U.S. Treasury Note 3.625% 08/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.32%
ALPS | Smith Total Return Bond Fund - Class C | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
ALPS | Smith Total Return Bond Fund - Class C | Bank Loan
Holdings [Line Items]
Percent of Net Asset Value	0.83%
ALPS | Smith Total Return Bond Fund - Class C | U.S. Treasury Bond 4.125% 08/15/2044
Holdings [Line Items]
Percent of Net Asset Value	4.39%
ALPS | Smith Total Return Bond Fund - Class C | U.S. Treasury Bond 4.75% 05/15/2055
Holdings [Line Items]
Percent of Net Asset Value	3.40%
ALPS | Smith Total Return Bond Fund - Class C | U.S. Treasury Bond 4.75% 08/15/2055
Holdings [Line Items]
Percent of Net Asset Value	2.94%
ALPS | Smith Total Return Bond Fund - Class C | U.S. Treasury Bond 4.25% 01/31/2030
Holdings [Line Items]
Percent of Net Asset Value	2.76%
ALPS | Smith Total Return Bond Fund - Class C | U.S. Treasury Bond 4.25% 05/15/2035
Holdings [Line Items]
Percent of Net Asset Value	2.56%
ALPS | Smith Total Return Bond Fund - Class C | U.S. Treasury Note 4.125% 11/30/2029
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS | Smith Total Return Bond Fund - Class C | U.S. Treasury Bond 4.75% 02/15/2045
Holdings [Line Items]
Percent of Net Asset Value	1.89%
ALPS | Smith Total Return Bond Fund - Class C | U.S. Treasury Bond 4.125% 10/31/2029
Holdings [Line Items]
Percent of Net Asset Value	1.81%
ALPS | Smith Total Return Bond Fund - Class C | U.S. Treasury Bond 4.25% 08/15/2035
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Total Return Bond Fund - Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.33%
ALPS | Smith Total Return Bond Fund - Class I | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	32.35%
ALPS | Smith Total Return Bond Fund - Class I | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.04%
ALPS | Smith Total Return Bond Fund - Class I | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	2.83%
ALPS | Smith Total Return Bond Fund - Class I | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.28%
ALPS | Smith Total Return Bond Fund - Class I | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	5.37%
ALPS | Smith Total Return Bond Fund - Class I | Media
Holdings [Line Items]
Percent of Net Asset Value	1.93%
ALPS | Smith Total Return Bond Fund - Class I | Food
Holdings [Line Items]
Percent of Net Asset Value	2.24%
ALPS | Smith Total Return Bond Fund - Class I | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Total Return Bond Fund - Class I | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	2.55%
ALPS | Smith Total Return Bond Fund - Class I | Software
Holdings [Line Items]
Percent of Net Asset Value	1.69%
ALPS | Smith Total Return Bond Fund - Class I | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.35%
ALPS | Smith Total Return Bond Fund - Class I | Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Total Return Bond Fund - Class I | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
ALPS | Smith Total Return Bond Fund - Class I | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	10.80%
ALPS | Smith Total Return Bond Fund - Class I | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	21.97%
ALPS | Smith Total Return Bond Fund - Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
ALPS | Smith Total Return Bond Fund - Class I | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
ALPS | Smith Total Return Bond Fund - Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.33%
ALPS | Smith Total Return Bond Fund - Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	25.91%
ALPS | Smith Total Return Bond Fund - Class I | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	39.83%
ALPS | Smith Total Return Bond Fund - Class I | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	31.95%
ALPS | Smith Total Return Bond Fund - Class I | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.21%
ALPS | Smith Total Return Bond Fund - Class I | U.S. Treasury Note 3.625% 08/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.32%
ALPS | Smith Total Return Bond Fund - Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
ALPS | Smith Total Return Bond Fund - Class I | Bank Loan
Holdings [Line Items]
Percent of Net Asset Value	0.83%
ALPS | Smith Total Return Bond Fund - Class I | U.S. Treasury Bond 4.125% 08/15/2044
Holdings [Line Items]
Percent of Net Asset Value	4.39%
ALPS | Smith Total Return Bond Fund - Class I | U.S. Treasury Bond 4.75% 05/15/2055
Holdings [Line Items]
Percent of Net Asset Value	3.40%
ALPS | Smith Total Return Bond Fund - Class I | U.S. Treasury Bond 4.75% 08/15/2055
Holdings [Line Items]
Percent of Net Asset Value	2.94%
ALPS | Smith Total Return Bond Fund - Class I | U.S. Treasury Bond 4.25% 01/31/2030
Holdings [Line Items]
Percent of Net Asset Value	2.76%
ALPS | Smith Total Return Bond Fund - Class I | U.S. Treasury Bond 4.25% 05/15/2035
Holdings [Line Items]
Percent of Net Asset Value	2.56%
ALPS | Smith Total Return Bond Fund - Class I | U.S. Treasury Note 4.125% 11/30/2029
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS | Smith Total Return Bond Fund - Class I | U.S. Treasury Bond 4.75% 02/15/2045
Holdings [Line Items]
Percent of Net Asset Value	1.89%
ALPS | Smith Total Return Bond Fund - Class I | U.S. Treasury Bond 4.125% 10/31/2029
Holdings [Line Items]
Percent of Net Asset Value	1.81%
ALPS | Smith Total Return Bond Fund - Class I | U.S. Treasury Bond 4.25% 08/15/2035
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Credit Opportunities Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
ALPS | Smith Credit Opportunities Fund - Investor Class | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.82%
ALPS | Smith Credit Opportunities Fund - Investor Class | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	8.31%
ALPS | Smith Credit Opportunities Fund - Investor Class | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.36%
ALPS | Smith Credit Opportunities Fund - Investor Class | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	2.44%
ALPS | Smith Credit Opportunities Fund - Investor Class | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.27%
ALPS | Smith Credit Opportunities Fund - Investor Class | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	4.62%
ALPS | Smith Credit Opportunities Fund - Investor Class | Electric
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS | Smith Credit Opportunities Fund - Investor Class | Media
Holdings [Line Items]
Percent of Net Asset Value	5.33%
ALPS | Smith Credit Opportunities Fund - Investor Class | Food
Holdings [Line Items]
Percent of Net Asset Value	4.41%
ALPS | Smith Credit Opportunities Fund - Investor Class | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	8.34%
ALPS | Smith Credit Opportunities Fund - Investor Class | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
ALPS | Smith Credit Opportunities Fund - Investor Class | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.08%
ALPS | Smith Credit Opportunities Fund - Investor Class | Software
Holdings [Line Items]
Percent of Net Asset Value	1.15%
ALPS | Smith Credit Opportunities Fund - Investor Class | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.49%
ALPS | Smith Credit Opportunities Fund - Investor Class | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS | Smith Credit Opportunities Fund - Investor Class | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
ALPS | Smith Credit Opportunities Fund - Investor Class | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	8.42%
ALPS | Smith Credit Opportunities Fund - Investor Class | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	9.81%
ALPS | Smith Credit Opportunities Fund - Investor Class | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.83%
ALPS | Smith Credit Opportunities Fund - Investor Class | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
ALPS | Smith Credit Opportunities Fund - Investor Class | Apparel
Holdings [Line Items]
Percent of Net Asset Value	2.01%
ALPS | Smith Credit Opportunities Fund - Investor Class | Internet
Holdings [Line Items]
Percent of Net Asset Value	1.56%
ALPS | Smith Credit Opportunities Fund - Investor Class | Environmental Control
Holdings [Line Items]
Percent of Net Asset Value	1.54%
ALPS | Smith Credit Opportunities Fund - Investor Class | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS | Smith Credit Opportunities Fund - Investor Class | Gas
Holdings [Line Items]
Percent of Net Asset Value	1.22%
ALPS | Smith Credit Opportunities Fund - Investor Class | Lodging
Holdings [Line Items]
Percent of Net Asset Value	1.09%
ALPS | Smith Credit Opportunities Fund - Investor Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
ALPS | Smith Credit Opportunities Fund - Investor Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
ALPS | Smith Credit Opportunities Fund - Investor Class | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
ALPS | Smith Credit Opportunities Fund - Investor Class | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.82%
ALPS | Smith Credit Opportunities Fund - Investor Class | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	15.23%
ALPS | Smith Credit Opportunities Fund - Investor Class | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	68.23%
ALPS | Smith Credit Opportunities Fund - Investor Class | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	7.89%
ALPS | Smith Credit Opportunities Fund - Investor Class | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
ALPS | Smith Credit Opportunities Fund - Investor Class | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
ALPS | Smith Credit Opportunities Fund - Investor Class | Bank Loan
Holdings [Line Items]
Percent of Net Asset Value	6.86%
ALPS | Smith Credit Opportunities Fund - Investor Class | U.S. Treasury Bond 4.75% 08/15/2055
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS | Smith Credit Opportunities Fund - Investor Class | U.S. Treasury Bond 4.25% 05/15/2035
Holdings [Line Items]
Percent of Net Asset Value	2.35%
ALPS | Smith Credit Opportunities Fund - Investor Class | TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031
Holdings [Line Items]
Percent of Net Asset Value	1.93%
ALPS | Smith Credit Opportunities Fund - Investor Class | Caesars Entertainment, Inc. 1M US SOFR + 2.25% 02/06/2031
Holdings [Line Items]
Percent of Net Asset Value	1.51%
ALPS | Smith Credit Opportunities Fund - Investor Class | Penn Entertainment, Inc. 5.63% 01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	1.49%
ALPS | Smith Credit Opportunities Fund - Investor Class | Capital One NA 5.974% 08/09/2028
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Credit Opportunities Fund - Investor Class | Kohl's Corp. 10% 06/01/2030
Holdings [Line Items]
Percent of Net Asset Value	1.35%
ALPS | Smith Credit Opportunities Fund - Investor Class | Foundry JV Holdco LLC 6.1% 01/25/2036
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Credit Opportunities Fund - Investor Class | Cushman & Wakefield US Borrower LLC 6.75% 05/15/2028
Holdings [Line Items]
Percent of Net Asset Value	1.23%
ALPS | Smith Credit Opportunities Fund - Investor Class | AmeriGas Partners LP / AmeriGas Finance Corp. 9.38% 06/01/2028
Holdings [Line Items]
Percent of Net Asset Value	1.12%
ALPS | Smith Credit Opportunities Fund - Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
ALPS | Smith Credit Opportunities Fund - Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.82%
ALPS | Smith Credit Opportunities Fund - Class A | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	8.31%
ALPS | Smith Credit Opportunities Fund - Class A | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.36%
ALPS | Smith Credit Opportunities Fund - Class A | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	2.44%
ALPS | Smith Credit Opportunities Fund - Class A | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.27%
ALPS | Smith Credit Opportunities Fund - Class A | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	4.62%
ALPS | Smith Credit Opportunities Fund - Class A | Electric
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS | Smith Credit Opportunities Fund - Class A | Media
Holdings [Line Items]
Percent of Net Asset Value	5.33%
ALPS | Smith Credit Opportunities Fund - Class A | Food
Holdings [Line Items]
Percent of Net Asset Value	4.41%
ALPS | Smith Credit Opportunities Fund - Class A | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	8.34%
ALPS | Smith Credit Opportunities Fund - Class A | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
ALPS | Smith Credit Opportunities Fund - Class A | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.08%
ALPS | Smith Credit Opportunities Fund - Class A | Software
Holdings [Line Items]
Percent of Net Asset Value	1.15%
ALPS | Smith Credit Opportunities Fund - Class A | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.49%
ALPS | Smith Credit Opportunities Fund - Class A | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS | Smith Credit Opportunities Fund - Class A | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
ALPS | Smith Credit Opportunities Fund - Class A | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	8.42%
ALPS | Smith Credit Opportunities Fund - Class A | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	9.81%
ALPS | Smith Credit Opportunities Fund - Class A | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.83%
ALPS | Smith Credit Opportunities Fund - Class A | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
ALPS | Smith Credit Opportunities Fund - Class A | Apparel
Holdings [Line Items]
Percent of Net Asset Value	2.01%
ALPS | Smith Credit Opportunities Fund - Class A | Internet
Holdings [Line Items]
Percent of Net Asset Value	1.56%
ALPS | Smith Credit Opportunities Fund - Class A | Environmental Control
Holdings [Line Items]
Percent of Net Asset Value	1.54%
ALPS | Smith Credit Opportunities Fund - Class A | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS | Smith Credit Opportunities Fund - Class A | Gas
Holdings [Line Items]
Percent of Net Asset Value	1.22%
ALPS | Smith Credit Opportunities Fund - Class A | Lodging
Holdings [Line Items]
Percent of Net Asset Value	1.09%
ALPS | Smith Credit Opportunities Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
ALPS | Smith Credit Opportunities Fund - Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
ALPS | Smith Credit Opportunities Fund - Class A | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
ALPS | Smith Credit Opportunities Fund - Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.82%
ALPS | Smith Credit Opportunities Fund - Class A | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	15.23%
ALPS | Smith Credit Opportunities Fund - Class A | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	68.23%
ALPS | Smith Credit Opportunities Fund - Class A | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	7.89%
ALPS | Smith Credit Opportunities Fund - Class A | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
ALPS | Smith Credit Opportunities Fund - Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
ALPS | Smith Credit Opportunities Fund - Class A | Bank Loan
Holdings [Line Items]
Percent of Net Asset Value	6.86%
ALPS | Smith Credit Opportunities Fund - Class A | U.S. Treasury Bond 4.75% 08/15/2055
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS | Smith Credit Opportunities Fund - Class A | U.S. Treasury Bond 4.25% 05/15/2035
Holdings [Line Items]
Percent of Net Asset Value	2.35%
ALPS | Smith Credit Opportunities Fund - Class A | TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031
Holdings [Line Items]
Percent of Net Asset Value	1.93%
ALPS | Smith Credit Opportunities Fund - Class A | Caesars Entertainment, Inc. 1M US SOFR + 2.25% 02/06/2031
Holdings [Line Items]
Percent of Net Asset Value	1.51%
ALPS | Smith Credit Opportunities Fund - Class A | Penn Entertainment, Inc. 5.63% 01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	1.49%
ALPS | Smith Credit Opportunities Fund - Class A | Capital One NA 5.974% 08/09/2028
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Credit Opportunities Fund - Class A | Kohl's Corp. 10% 06/01/2030
Holdings [Line Items]
Percent of Net Asset Value	1.35%
ALPS | Smith Credit Opportunities Fund - Class A | Foundry JV Holdco LLC 6.1% 01/25/2036
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Credit Opportunities Fund - Class A | Cushman & Wakefield US Borrower LLC 6.75% 05/15/2028
Holdings [Line Items]
Percent of Net Asset Value	1.23%
ALPS | Smith Credit Opportunities Fund - Class A | AmeriGas Partners LP / AmeriGas Finance Corp. 9.38% 06/01/2028
Holdings [Line Items]
Percent of Net Asset Value	1.12%
ALPS | Smith Credit Opportunities Fund - Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
ALPS | Smith Credit Opportunities Fund - Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.82%
ALPS | Smith Credit Opportunities Fund - Class C | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	8.31%
ALPS | Smith Credit Opportunities Fund - Class C | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.36%
ALPS | Smith Credit Opportunities Fund - Class C | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	2.44%
ALPS | Smith Credit Opportunities Fund - Class C | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.27%
ALPS | Smith Credit Opportunities Fund - Class C | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	4.62%
ALPS | Smith Credit Opportunities Fund - Class C | Electric
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS | Smith Credit Opportunities Fund - Class C | Media
Holdings [Line Items]
Percent of Net Asset Value	5.33%
ALPS | Smith Credit Opportunities Fund - Class C | Food
Holdings [Line Items]
Percent of Net Asset Value	4.41%
ALPS | Smith Credit Opportunities Fund - Class C | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	8.34%
ALPS | Smith Credit Opportunities Fund - Class C | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
ALPS | Smith Credit Opportunities Fund - Class C | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.08%
ALPS | Smith Credit Opportunities Fund - Class C | Software
Holdings [Line Items]
Percent of Net Asset Value	1.15%
ALPS | Smith Credit Opportunities Fund - Class C | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.49%
ALPS | Smith Credit Opportunities Fund - Class C | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS | Smith Credit Opportunities Fund - Class C | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
ALPS | Smith Credit Opportunities Fund - Class C | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	8.42%
ALPS | Smith Credit Opportunities Fund - Class C | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	9.81%
ALPS | Smith Credit Opportunities Fund - Class C | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.83%
ALPS | Smith Credit Opportunities Fund - Class C | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
ALPS | Smith Credit Opportunities Fund - Class C | Apparel
Holdings [Line Items]
Percent of Net Asset Value	2.01%
ALPS | Smith Credit Opportunities Fund - Class C | Internet
Holdings [Line Items]
Percent of Net Asset Value	1.56%
ALPS | Smith Credit Opportunities Fund - Class C | Environmental Control
Holdings [Line Items]
Percent of Net Asset Value	1.54%
ALPS | Smith Credit Opportunities Fund - Class C | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS | Smith Credit Opportunities Fund - Class C | Gas
Holdings [Line Items]
Percent of Net Asset Value	1.22%
ALPS | Smith Credit Opportunities Fund - Class C | Lodging
Holdings [Line Items]
Percent of Net Asset Value	1.09%
ALPS | Smith Credit Opportunities Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
ALPS | Smith Credit Opportunities Fund - Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
ALPS | Smith Credit Opportunities Fund - Class C | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
ALPS | Smith Credit Opportunities Fund - Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.82%
ALPS | Smith Credit Opportunities Fund - Class C | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	15.23%
ALPS | Smith Credit Opportunities Fund - Class C | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	68.23%
ALPS | Smith Credit Opportunities Fund - Class C | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	7.89%
ALPS | Smith Credit Opportunities Fund - Class C | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
ALPS | Smith Credit Opportunities Fund - Class C | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
ALPS | Smith Credit Opportunities Fund - Class C | Bank Loan
Holdings [Line Items]
Percent of Net Asset Value	6.86%
ALPS | Smith Credit Opportunities Fund - Class C | U.S. Treasury Bond 4.75% 08/15/2055
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS | Smith Credit Opportunities Fund - Class C | U.S. Treasury Bond 4.25% 05/15/2035
Holdings [Line Items]
Percent of Net Asset Value	2.35%
ALPS | Smith Credit Opportunities Fund - Class C | TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031
Holdings [Line Items]
Percent of Net Asset Value	1.93%
ALPS | Smith Credit Opportunities Fund - Class C | Caesars Entertainment, Inc. 1M US SOFR + 2.25% 02/06/2031
Holdings [Line Items]
Percent of Net Asset Value	1.51%
ALPS | Smith Credit Opportunities Fund - Class C | Penn Entertainment, Inc. 5.63% 01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	1.49%
ALPS | Smith Credit Opportunities Fund - Class C | Capital One NA 5.974% 08/09/2028
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Credit Opportunities Fund - Class C | Kohl's Corp. 10% 06/01/2030
Holdings [Line Items]
Percent of Net Asset Value	1.35%
ALPS | Smith Credit Opportunities Fund - Class C | Foundry JV Holdco LLC 6.1% 01/25/2036
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Credit Opportunities Fund - Class C | Cushman & Wakefield US Borrower LLC 6.75% 05/15/2028
Holdings [Line Items]
Percent of Net Asset Value	1.23%
ALPS | Smith Credit Opportunities Fund - Class C | AmeriGas Partners LP / AmeriGas Finance Corp. 9.38% 06/01/2028
Holdings [Line Items]
Percent of Net Asset Value	1.12%
ALPS | Smith Credit Opportunities Fund - Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
ALPS | Smith Credit Opportunities Fund - Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.82%
ALPS | Smith Credit Opportunities Fund - Class I | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	8.31%
ALPS | Smith Credit Opportunities Fund - Class I | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.36%
ALPS | Smith Credit Opportunities Fund - Class I | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	2.44%
ALPS | Smith Credit Opportunities Fund - Class I | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.27%
ALPS | Smith Credit Opportunities Fund - Class I | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	4.62%
ALPS | Smith Credit Opportunities Fund - Class I | Electric
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS | Smith Credit Opportunities Fund - Class I | Media
Holdings [Line Items]
Percent of Net Asset Value	5.33%
ALPS | Smith Credit Opportunities Fund - Class I | Food
Holdings [Line Items]
Percent of Net Asset Value	4.41%
ALPS | Smith Credit Opportunities Fund - Class I | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	8.34%
ALPS | Smith Credit Opportunities Fund - Class I | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
ALPS | Smith Credit Opportunities Fund - Class I | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.08%
ALPS | Smith Credit Opportunities Fund - Class I | Software
Holdings [Line Items]
Percent of Net Asset Value	1.15%
ALPS | Smith Credit Opportunities Fund - Class I | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.49%
ALPS | Smith Credit Opportunities Fund - Class I | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS | Smith Credit Opportunities Fund - Class I | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
ALPS | Smith Credit Opportunities Fund - Class I | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	8.42%
ALPS | Smith Credit Opportunities Fund - Class I | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	9.81%
ALPS | Smith Credit Opportunities Fund - Class I | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.83%
ALPS | Smith Credit Opportunities Fund - Class I | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
ALPS | Smith Credit Opportunities Fund - Class I | Apparel
Holdings [Line Items]
Percent of Net Asset Value	2.01%
ALPS | Smith Credit Opportunities Fund - Class I | Internet
Holdings [Line Items]
Percent of Net Asset Value	1.56%
ALPS | Smith Credit Opportunities Fund - Class I | Environmental Control
Holdings [Line Items]
Percent of Net Asset Value	1.54%
ALPS | Smith Credit Opportunities Fund - Class I | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS | Smith Credit Opportunities Fund - Class I | Gas
Holdings [Line Items]
Percent of Net Asset Value	1.22%
ALPS | Smith Credit Opportunities Fund - Class I | Lodging
Holdings [Line Items]
Percent of Net Asset Value	1.09%
ALPS | Smith Credit Opportunities Fund - Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
ALPS | Smith Credit Opportunities Fund - Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
ALPS | Smith Credit Opportunities Fund - Class I | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
ALPS | Smith Credit Opportunities Fund - Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.82%
ALPS | Smith Credit Opportunities Fund - Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	15.23%
ALPS | Smith Credit Opportunities Fund - Class I | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	68.23%
ALPS | Smith Credit Opportunities Fund - Class I | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	7.89%
ALPS | Smith Credit Opportunities Fund - Class I | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
ALPS | Smith Credit Opportunities Fund - Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
ALPS | Smith Credit Opportunities Fund - Class I | Bank Loan
Holdings [Line Items]
Percent of Net Asset Value	6.86%
ALPS | Smith Credit Opportunities Fund - Class I | U.S. Treasury Bond 4.75% 08/15/2055
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS | Smith Credit Opportunities Fund - Class I | U.S. Treasury Bond 4.25% 05/15/2035
Holdings [Line Items]
Percent of Net Asset Value	2.35%
ALPS | Smith Credit Opportunities Fund - Class I | TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031
Holdings [Line Items]
Percent of Net Asset Value	1.93%
ALPS | Smith Credit Opportunities Fund - Class I | Caesars Entertainment, Inc. 1M US SOFR + 2.25% 02/06/2031
Holdings [Line Items]
Percent of Net Asset Value	1.51%
ALPS | Smith Credit Opportunities Fund - Class I | Penn Entertainment, Inc. 5.63% 01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	1.49%
ALPS | Smith Credit Opportunities Fund - Class I | Capital One NA 5.974% 08/09/2028
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS | Smith Credit Opportunities Fund - Class I | Kohl's Corp. 10% 06/01/2030
Holdings [Line Items]
Percent of Net Asset Value	1.35%
ALPS | Smith Credit Opportunities Fund - Class I | Foundry JV Holdco LLC 6.1% 01/25/2036
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Credit Opportunities Fund - Class I | Cushman & Wakefield US Borrower LLC 6.75% 05/15/2028
Holdings [Line Items]
Percent of Net Asset Value	1.23%
ALPS | Smith Credit Opportunities Fund - Class I | AmeriGas Partners LP / AmeriGas Finance Corp. 9.38% 06/01/2028
Holdings [Line Items]
Percent of Net Asset Value	1.12%
ALPS | CoreCommodity Natural Resources ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.15%
ALPS | CoreCommodity Natural Resources ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.37%
ALPS | CoreCommodity Natural Resources ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.25%
ALPS | CoreCommodity Natural Resources ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	35.79%
ALPS | CoreCommodity Natural Resources ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	39.26%
ALPS | CoreCommodity Natural Resources ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.34%
ALPS | CoreCommodity Natural Resources ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
ALPS | CoreCommodity Natural Resources ETF | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.28%
ALPS | CoreCommodity Natural Resources ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.25%
ALPS | CoreCommodity Natural Resources ETF | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS | CoreCommodity Natural Resources ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.97%
ALPS | CoreCommodity Natural Resources ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	14.80%
ALPS | CoreCommodity Natural Resources ETF | Boliden AB
Holdings [Line Items]
Percent of Net Asset Value	2.17%
ALPS | CoreCommodity Natural Resources ETF | Lundin Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.78%
ALPS | CoreCommodity Natural Resources ETF | Hudbay Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
ALPS | CoreCommodity Natural Resources ETF | Shoals Technologies Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.57%
ALPS | CoreCommodity Natural Resources ETF | Liberty Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | CoreCommodity Natural Resources ETF | Murphy Oil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.31%
ALPS | CoreCommodity Natural Resources ETF | South32, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.31%
ALPS | CoreCommodity Natural Resources ETF | Inpex Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ALPS | CoreCommodity Natural Resources ETF | Southern Copper Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.22%
ALPS | CoreCommodity Natural Resources ETF | Sumitomo Forestry Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.21%